Segmented information - Mining Interest by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Mining interests	$ 3,291,435	$ 3,563,490
Canada
Disclosure of operating segments [line items]
Mining interests	1,445,143	1,509,289
Mali
Disclosure of operating segments [line items]
Mining interests	1,066,748	1,131,343
Philippines
Disclosure of operating segments [line items]
Mining interests	480,570	533,781
Namibia
Disclosure of operating segments [line items]
Mining interests	182,758	264,747
Colombia
Disclosure of operating segments [line items]
Mining interests	74,875	66,184
Finland
Disclosure of operating segments [line items]
Mining interests	36,033	32,954
Burkina Faso
Disclosure of operating segments [line items]
Mining interests	0	21,087
Other
Disclosure of operating segments [line items]
Mining interests	$ 5,308	$ 4,105